AST Bond Portfolio 2034 Investment Strategy - AST Bond Portfolio 2034	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Portfolio is a target maturity bond portfolio that is managed to provide investment exposure to bonds and other debt instruments that are intended to mature on or about the end of the year identified in the Portfolio's name. Under normal circumstances, the Portfolio invests approximately 95% of its assets in the AST Target Maturity Central Portfolio (the Central Portfolio) and approximately 5% of its assets in a target duration overlay, subject to the conditions described below. The Central Portfolio is an investment vehicle for sole use by the Portfolio and the other AST target maturity bond portfolios (i.e., AST Bond Portfolio 2026 – AST Bond Portfolio 2037). The Central Portfolio is designed to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the Portfolio invests in the Central Portfolio. The Portfolio will invest the remaining approximately 5% to manage the applicable target duration for the Portfolio. In pursuing its investment objective, the Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term bonds (debt obligations) that are rated investment grade by the major ratings services, or, if unrated, considered to be of comparable quality by the Central Portfolio’s subadviser, PGIM Fixed Income, and high-quality money market instruments. In managing the Central Portfolio’s assets, PGIM Fixed Income (the subadviser) uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In its top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Central Portfolio may invest in a security based upon the expected total return rather than the yield of such security. The Central Portfolio may also invest up to 10% of its net assets in high-yield debt securities (commonly known as junk bonds). The Central Portfolio also may invest up to 10% of its total assets in bonds (debt securities) issued outside the US by US or foreign issuers, whether or not such securities are denominated in the US dollar. The Central Portfolio may invest in derivatives, such as credit default swaps, foreign exchange derivatives, and futures. The Central Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns. PGIM Fixed Income currently intends to maintain an overall weighted average credit quality rating of A- or better for the Central Portfolio. This target overall credit quality for the Central Portfolio will be based on ratings as of the date of purchase. In the event the overall credit quality drops below A- due to downgrades of individual portfolio securities, PGIM Fixed Income will take appropriate action based upon the relevant facts and circumstances. The Portfolio is managed to mature on or about the end of the year identified in its name in order to match the related liability under certain living benefit programs. In addition, the Portfolio’s duration and weighted average maturity will decline over time as the maturity date approaches. To that end, PGIM Fixed Income and PGIM Limited (collectively, the Portfolio’s subadviser) expects to maintain the duration of the Portfolio within +/– 0.50 years of the secondary benchmark index for the Portfolio. The secondary benchmark index for the Portfolio is the Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index. The primary benchmark index for the Portfolio is the Bloomberg US Aggregate Bond Index. On or about the Portfolio’s maturity date, all of the securities held by the Portfolio will be sold and all of the outstanding shares of beneficial interest of the Portfolio will be redeemed. Proceeds from that redemption will be reallocated in accordance with the procedures applicable to the Contract owner’s Contract. Accordingly, as the Portfolio nears maturity before the end of the year identified in the Portfolio's name, it will invest less than 95% of its assets in the Central Portfolio at that time, while continuing to seek its investment objective. Contract owners cannot select the Portfolio for investment. Instead, if a Contract owner selected certain benefits under their Contract, the Contract owner’s account value may be allocated to and from the Portfolio in accordance with a mathematical formula under the Contract. The Contracts using the Portfolio are issued by Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Fortitude Life Insurance & Annuity Company (formerly Prudential Annuities Life Assurance Corporation) and Everlake Life Insurance Company (formerly Allstate Life Insurance Company). For more information, Contract owners should see their Contract prospectus or contact the relevant Participating Insurance Company or their financial professional.